Non-Current Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Other non-current liabilities	$ 11,459	$ 10,126
Defined benefit pension obligations, net (note 9)	6,053	3,320
Non-current other liabilities	$ 17,512	$ 13,446